Temporary Equity - Schedule of Redemption of Preferred Stock Issued (Details) - Series D Preferred Stock [Member] $ / shares in Units, $ in Thousands	Mar. 06, 2020 USD ($) $ / shares shares
Series D preferred stock issued | shares	659,000
Per share value | $ / shares	$ 1.00
Series D preferred stock value	$ 659
Accrued dividends	23
Preferred stock redemption gross	$ 682
Redemption percentage	1.29%
Total	$ 880